Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
Schedule of Prepayments
	As of
	June 30, 2026	December 31, 2025

Prepayment to suppliers (1)	12,071	21,569
Prepaid acquisition consideration (2)	4,100	4,100
Others	96	373
Prepayments	16,267	26,042

(1)	Prepayment to suppliers primarily represented (i) hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered; (ii) prepaid mining equipment procurement fee for which the equipment has not been delivered as of the period end.

(2)	In 2024 and 2025, the Company made prepayments for the acquisition of a mining facility.